Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Beginning balance	$ 20,826	$ 21,179
Impairment of goodwill	(20,748)	0	$ 0
Foreign currency translation adjustment	$ (78)	(353)
Ending balance		$ 20,826	$ 21,179